Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of income before income taxes as used for income tax purposes
Domestic	$ 1,113,527	$ 969,790	$ 712,873
Foreign	144,698	116,168	194,436
Total	1,258,225	1,085,958	907,309
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of State and local income taxes	2.80%	2.40%	1.80%
Effect of Investment vehicles	(2.50%)	(2.10%)	(2.10%)
Effect of Domestic production activities	(2.50%)	(2.20%)	(1.90%)
Effect of Other - net	(1.60%)	(2.40%)	(2.40%)
Effective tax rate	31.20%	30.70%	30.40%
Reconciliation of unrecognized tax
Balance at beginning of year	30,997	28,119	29,666
Additions based on tax positions related to the current year	3,370	3,480	3,760
Additions for tax positions of prior years	4,428	5,059	7,392
Reductions for tax positions of prior years	(2,349)	(3,378)	(6,583)
Settlements	(4,089)	(103)	(1,139)
Lapses of Statutes of Limitations	(797)	(2,180)	(4,977)
Balance at end of year	$ 31,560	$ 30,997	$ 28,119